SHAREHOLDERS' EQUITY - Schedule of Common Stock for Future Issuance (Details)	Dec. 31, 2025 shares
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	13,336,400
Shareholder Lender
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	27,509
RSUs
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	450,916
2023 Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	188,100
ESPP
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	62,419
2024 Inducement Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	111,251
Common stock
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	2,950,562
Pre-Funded Warrants
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	9,545,643